Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment

Note 14 - Property, plant and equipment

a)	Property, plant and equipment as of December 31, 2019 and 2018 are broken down as follows.

		Remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2019	Balance	depreciation	31, 2019
			MCh$	MCh$	MCh$	MCh$
Land and buildings	19	14	43,065	89,290	(39,068)	50,222
Equipment	3	1	32,607	81,423	(53,872)	27,551
Others	3	2	19,892	47,748	(30,441)	17,307
Furniture			9,373	27,088	(18,209)	8,879
Others			10,519	20,660	(12,232)	8,428
Totals			95,564	218,461	(123,381)	95,080

		Remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2018	Balance	depreciation	31, 2018
			MCh$	MCh$	MCh$	MCh$
Land and buildings	19	14	83,151	65,843	(22,778)	43,065
Equipment	3	1	25,160	80,383	(47,776)	32,607
Others	3	2	22,268	50,248	(30,356)	19,892
Furniture			10,357	27,440	(18,067)	9,373
Leased assets			—	28	(28)	—
Others			11,911	22,780	(12,261)	10,519
Totals			130,579	196,474	(100,910)	95,564

The useful life presented in the preceding tables, corresponds to the total useful life and residual useful life for the property, plant and equipment. Total useful lives have been determined based on our expected use of the assets, considering quality of the original construction, the environment in which the assets are located, quality and degree of maintenance carried out, and appraisals performed by external experts of the Bank.

b)	Movements on gross balances as of December 31, 2019, and 2018, are as follows:

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	65,843	80,383	50,248	196,474
Acquisitions	9,449	8,503	2,488	20,440
Sales and/or disposals for the year	(3,592)	(4,493)	(4,014)	(12,099)
Exchange differences	507	2,514	969	3,990
Reclassification from assets held for sale (*)	9,863	—	—	9,863
Others	7,220	(5,484)	(1,943)	(207)
Ending balances as of December 31, 2019	89,290	81,423	47,748	218,461

(*) Corresponds to properties reincorporated to land and buildings that were previously classified as held for the sale of Itaú Corpbanca Colombia S.A. See Note - Other assets and non-current assets held for sale.

Note 14 - Property, plant and equipment, continued

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	118,481	65,018	50,773	234,272
Acquisitions	6,207	16,253	2,296	24,756
Sales and/or disposals for the year	(14,010)	(2,334)	(3,187)	(19,531)
Reclassification to assets held for sale (*)	(45,123)	(101)	(101)	(45,325)
Exchange differences	288	1,547	467	2,302
Balances as of December 31, 2018	65,843	80,383	50,248	196,474

(*) Corresponds to buildings owned by Itaú Corpbanca Colombia S.A. held for sale, as approved by the Board of Directors of said company, held on July 31, 2018. See detail in Note 17 - Other assets and non-current assets held for sale.

c)	Movements of accumulated depreciation of property, plant and equipment for years ended December 31, 2019 and 2018, are as follows:

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	(22,778)	(47,776)	(30,356)	(100,910)
Depreciation for the year	(7,814)	(9,026)	(4,329)	(21,169)
Sales and/or disposals for the year	2,884	3,622	2,079	8,585
Exchange differences	(79)	(2,110)	(705)	(2,894)
Reclasification from asset held for sale (*)	(6,829)	—	—	(6,829)
Impairment	(241)	(11)	(476)	(728)
Others	(4,211)	1,429	3,346	564
Ending balances as of December 31, 2019	(39,068)	(53,872)	(30,441)	(123,381)

(*) Corresponds to properties reincorporated to land and buildings that were previously classified as held for the sale of Itaú Corpbanca Colombia S.A. See Note - Other assets and non-current assets held for sale.

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	(35,330)	(39,858)	(28,505)	(103,693)
Depreciation for the year	(7,833)	(9,182)	(3,644)	(20,659)
Sales and/or disposals for the year	6,796	2,237	2,429	11,462
Reclassification to assets held for sale (*)	14,472	42	69	14,583
Exchange differences	(883)	(987)	(705)	(2,575)
Impairment	—	(28)	—	(28)
Balances as of December 31, 2018	(22,778)	(47,776)	(30,356)	(100,910)

(*) Corresponds to buildings owned by Itaú Corpbanca Colombia S.A. held for sale, as approved by the Board of Directors of said company, held on July 31, 2018. See detail in Note 17 - Other assets and non-current assets held for sale.

Note 14 - Property, plant and equipment, continued

d)	As of December 31, 2019 and 2018, the Bank has contracts of operating lease that cannot be cancel unilaterally. The information for future payments is as follows:

Future operating lease payments for land, buildings and equipment
Between 1 and
	Up to 1 year	5 years	Over 5 years	Totals
	MCh$	MCh$	MCh$	MCh$
As of December 31, 2019 (*)	—	—	—	—
As of December 31, 2018	23,140	59,171	54,892	137,203

(*) As of Januany 1, 2019 IFRS 16 “Leases” was adopted, as such information related to leases is disclosed in Note 15 - Assets for right-to-use and obligations for lease contracts.

e)	As of December 31, 2019 and 2018, the Bank holds finance lease contracts that cannot be rescinded or unilaterally terminated. The future payment information is detailed as follows:

Future financial leasing payments for land, buildings and equipment
Between 1 and
	Up to 1 year	5 years	Over 5 years	Totals
	MCh$	MCh$	MCh$	MCh$
As of December 31, 2019 (*)	—	—	—	—
As of December 31, 2018	9,373	181,804	45,451	236,628

(*) As of Januany 1, 2019 IFRS 16 “Leases” was adopted, as such information related to leases is disclosed in Note 15 - Assets for right-to-use and obligations for lease contracts.

f)

The Bank and subsidiaries have no restrictions on property, plant and equipment as of December 31, 2019 and 2018. Additionally, property, plant and equipment has not been pledged to ensure compliance with obligations. Furthermore, there are no amounts owed by the Bank on property, plant and equipment as of the aforementioned dates.